SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies used in the preparation of these consolidated financial statements:

Loss per share

Basic loss per share is computed by dividing the net loss for the period by the weighted average number of common shares outstanding during the period. To compute diluted loss per share, adjustments are made to common shares outstanding. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would be outstanding if, at the beginning of the period or at time of issuance, all options and warrants were exercised. The proceeds from exercise are assumed to be used to purchase the Company's common shares at their average market price during the period. For the years presented, this calculation proved to be anti-dilutive.

Revenue recognition

The Company generates revenues from the supply of various goods and services.

(i)Leasing revenue is derived from lease arrangements to obtain rights to use the Company's equipment.

Leases in which a significant portion of the risks and rewards of ownership are retained by the Company are classified as operating leases. Assets under operating leases are included in property and equipment. Leasing revenue from operating leases is recognized as the leasing services are provided.

(ii)Tower sales revenue is recognized when the control over the tower is transferred to the customer. The Company recognizes revenue after: the contract is identified; performance obligations are identified; the transaction price is determined; the transaction price is allocated to the various performance obligations (if multiple performance obligations are identified); and ultimately, once the performance obligation is satisfied.

(iii)Revenues from consulting, installation, technical and maintenance services are recognized when the services are completed. Unbilled revenues represents services performed but not yet billed.

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TOWER ONE WIRELESS CORP. Notes to Consolidated Financial Statements For the Years Ended December 31, 2020, 2019 and 2018	Amended
(Expressed in Canadian Dollars)

Foreign currency translation

The results and financial position of a subsidiary whose functional currency is not the currency of a hyperinflationary economy is translated into the presentation currency using the following procedures:

i. Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position;

ii. Income and expenses for each statement presenting profit or loss and other comprehensive income are translated at exchange rates at the dates of the transactions; and

iii. All resulting exchange differences are recognized in other comprehensive income.

For practical reasons, a rate that approximates the exchange rates at the dates of the transactions, for example an average rate for the period, is often used to translate income and expense items.

For the year ended December 31, 2020, an unrealized foreign exchange translation gain of $508,446 (2019 - loss of $327,696; 2018 - loss of $480,132) was recorded under accumulated other comprehensive loss as a result of changes in the value of the Colombian Peso, Argentine Peso, Mexican Peso and US dollars with respect to the Canadian dollar.

The results and financial position of a subsidiary whose functional currency is the currency of a hyperinflationary economy are translated into the presentation currency using the following procedures:

i. All amounts (i.e. assets, liabilities, equity items, income and expenses, including comparatives) are translated at the closing rate at the date of the statement of financial position, except that

ii. When amounts are translated into a non-hyperinflationary presentation currency (i.e., CAD), comparative amounts remain unchanged from those reported in the prior periods.

When an entity's functional currency is the currency of a hyperinflationary economy, the entity shall restate its financial statements in accordance with IAS 29 Financial Reporting in Hyperinflationary Economies before applying the translation method described above. When the economy ceases to be hyperinflationary and the entity no longer restates its financial statements in accordance with IAS 29, it shall use as the historical costs for translation into the presentation currency the amounts restated to the price level at the date the entity ceased restating its financial statements.

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TOWER ONE WIRELESS CORP. Notes to Consolidated Financial Statements For the Years Ended December 31, 2020, 2019 and 2018	Amended
(Expressed in Canadian Dollars)

Property and equipment

Property and equipment is stated at cost less accumulated amortization and accumulated impairment loss. Amortization expense for towers begins in the month of transfer of each tower from construction in progress to towers. Costs not clearly related to the procurement, manufacturing and implementation are expensed as incurred.

Towers represent cellular towers owned by the Company. The towers are operated at various sites and under contractual license agreements.

•     Amortization of the towers is calculated on the declining-balance basis over the agreement or lease terms

•     Furniture and equipment - between 10% and 33.3% declining balance

Costs of assets in the course of construction are capitalized as construction in progress. Upon completion, the cost of construction is transferred to the appropriate category of property and equipment and amortization commences when the asset is available for its intended use.

An asset's residual value, useful life and amortization method are reviewed at each financial year end and adjusted if appropriate. When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of equipment.

Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount of the equipment and are recognized in profit or loss.

Intangible assets

Intangible assets consist of master lease agreement acquired by the Company. Acquired lease agreements are carried at cost less accumulated amortization and impairment losses. Intangible assets with indefinite lives are not amortized but are tested annually for impairment. Any impairment of intangible assets is recognized in the consolidated statement of comprehensive loss but increases in intangible asset values are not recognized subsequently.

Amortization expense for intangible assets is calculated on the straight-line basis over its estimated useful life. Estimated useful lives of intangible assets are the shorter of the economic life and the period the right is legally enforceable. The assets' useful lives are reviewed, and adjusted if appropriate, at each statement of financial position date. The useful life of the Company's intangible assets, consisting of master lease agreements, is estimated to be 10 years.

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TOWER ONE WIRELESS CORP. Notes to Consolidated Financial Statements For the Years Ended December 31, 2020, 2019 and 2018	Amended
(Expressed in Canadian Dollars)

Impairment

Non-financial assets are tested for impairment whenever events or changes in circumstances indicate that an asset's carrying amount may be less than its recoverable amount. Management uses its judgment to estimate these inputs and any changes to these inputs could have a material impact on the impairment calculation. For impairment testing, non-financial assets that do not generate independent cash flows are grouped together into CGU, which represent the levels at which largely independent cash flows are generated. An impairment loss is recognized in earnings to the extent that the carrying value of an asset, CGU or group of CGU's exceeds its estimated recoverable amount. The recoverable amount of an asset, CGU or group of CGU's is the greater of its value in use and its fair value less cost to sell. Value in use is calculated as the present value of the estimated future cash flows discounted at appropriate pre -tax discount rates. An impairment loss relating to a specific asset reduces the carrying value of the asset. An impairment loss relating to a group of CGU's is allocated on a pro-rata basis to reduce the carrying value of the assets in the units comprising the group. A previously recognized impairment loss related to non- financial assets is assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss related to non-financial assets is reversed if there is a subsequent increase in the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying value does not exceed the carrying value that would have been determined, net of depreciation or amortization, if no loss had been recognized.

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares issued for consideration other than cash, are valued based on their market value at the date the shares are issued.

The Company applies the residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component. The Company considers the fair value of common shares issued in a private placement to be the more easily measurable component and the common shares are valued at their fair value, as determined by the closing quoted bid price on the announcement date. The balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded as contributed surplus.

Share-based compensation

Share-based compensation to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based compensation to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest. The offset to the recorded cost is to contributed surplus. Consideration received on the exercise of stock options is recorded as share capital and the related amount in contributed surplus is transferred to share capital. Charges for options that are forfeited before vesting are reversed from contributed surplus. For those options that expire or are forfeited after vesting, the recorded value is transferred to deficit.

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TOWER ONE WIRELESS CORP. Notes to Consolidated Financial Statements For the Years Ended December 31, 2020, 2019 and 2018	Amended
(Expressed in Canadian Dollars)

Income taxes

Income tax expense consisting of current and deferred tax expense is recognized in the consolidated statement of comprehensive loss. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period-end, adjusted for amendments to tax payable with regard to previous years.

Deferred tax assets and liabilities and the related deferred income tax expense or recovery are recognized for deferred tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is reduced. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the statement of financial position date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount receivable can be measured reliably.

Financial instruments

Financial assets - Classification

The Company classifies its financial assets in the following categories:

•        Those to be measured subsequently at fair value (either through Other Comprehensive Income ("OCI"), or through profit or loss), and

•        Those to be measured at amortized cost.

The classification depends on the Company's business model for managing the financial assets and the contractual terms of the cash flows. For assets measured at fair value, gains and losses are either recorded in profit or loss or OCI.

Financial assets - Measurement

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss ("FVTPL"), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss. Financial assets are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

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TOWER ONE WIRELESS CORP. Notes to Consolidated Financial Statements For the Years Ended December 31, 2020, 2019 and 2018	Amended
(Expressed in Canadian Dollars)

Subsequent measurement of financial assets depends on their classification.

•Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss that is subsequently measured at amortized cost is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included as finance income using the effective interest rate method.

•Fair value through OCI ("FVOCI"): A financial asset measured at FVOCI is measured at fair value with changes in fair value included as "financial asset at fair value through other comprehensive income" in other comprehensive income. Accumulated gains or losses recognized through other comprehensive income remain in OCI when the financial instrument is derecognized or its fair value substantially decreases.

•Fair value through profit or loss: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL. A gain or loss on an investment that is subsequently measured at FVTPL is recognized in profit or loss in the period in which it arises.

The Company has classified its cash and amounts receivables as FVTPL. Financial liabilities

The Company classifies its financial liabilities into the following categories:

•Financial liabilities at FVTPL; and

•Amortized cost.

A financial liability is classified as at FVTPL if it is classified as held-for-trading or is designated as such on initial recognition. Directly attributable transaction costs are recognized in profit or loss as incurred. The fair value changes to financial liabilities at FVTPL are presented as follows:

•the amount of change in the fair value that is attributable to changes in the credit risk of the liability is presented in OCI; and

•the remaining amount of the change in the fair value is presented in profit or loss.

The Company does not designate any financial liabilities at FVTPL.

Other non-derivative financial liabilities are initially measured at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

The Company has classified its accounts payable and accrued liabilities, interest payable, convertible debentures, loans payable, loans from related parties, customer deposits, bonds payable and lease liability as amortized cost.

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TOWER ONE WIRELESS CORP. Notes to Consolidated Financial Statements For the Years Ended December 31, 2020, 2019 and 2018	Amended
(Expressed in Canadian Dollars)

Convertible debentures

The component parts of compound instruments (convertible debentures) issued by the Company are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company's own equity instruments is an equity instrument.

At the date of issue, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible instruments. This amount is recorded as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion.

The conversion option classified as equity is determined by deducting the fair value of the liability component from the face value of the compound instrument as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. When the conversion option remains unexercised at the maturity date of the convertible note, the balance recognized in equity will be transferred to deficit. No gain or loss is recognized in the profit or loss upon conversion or expiration of the conversion option.

Transaction costs that relate to the issue of the convertible notes are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the lives of the convertible notes using the effective interest method.

Substantial modification of convertible debentures

Modification is deemed to be substantial if the net present value of the cash flows under the modified terms, including any fees paid or received, is a least 10 percent different from the net present value of the remaining cash flows of the liability prior to the modification, both discounted at the original effective interest rate of the liability prior to the modification. A substantial modification of the terms of an existing financial liability is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.

The consideration paid, represented by the fair value of the modified convertible debentures are allocated to the liability and equity components of the original convertible debentures at the date of the extinguishment. The method used in allocating the consideration paid and transaction costs to the separate components of the original convertible debentures is consistent with that used in the original allocation to the separate components of the original convertible debentures of the proceeds received by the Company when the original convertible debentures were issued.

Once the allocation of the consideration is made, any resulting gain or loss is treated as follows:

•the amount of gain or loss relating to the original liability component is recognized in profit or loss; and

•the amount of consideration relating to the original equity component is recognized in equity in contributed surplus. The amount recognized in convertible debentures equity reserve attributable to the extinguished convertible debentures is also transferred to contributed surplus.

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TOWER ONE WIRELESS CORP. Notes to Consolidated Financial Statements For the Years Ended December 31, 2020, 2019 and 2018	Amended
(Expressed in Canadian Dollars)

Leases

At inception, the Company assesses whether a contract contains an embedded lease. A contract contains a lease when the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

The Company, as lessee, is required to recognize a right-of-use asset ("ROU asset"), representing its right to use the underlying asset, and a lease liability, representing its obligation to make lease payments.

The Company recognizes a ROU asset and a lease liability at the commencement of the lease. The ROU asset is initially measured based on the present value of lease payments, plus initial direct cost, less any incentives received. It is subsequently measured at cost less accumulated amortization, impairment losses and adjusted for certain remeasurements of the lease liability. The ROU asset is amortized from the commencement date over the shorter of the lease term or the useful life of the underlying asset. The ROU asset is subject to testing for impairment if there is an indicator of impairment.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. The incremental borrowing rate is the rate which the operation would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the ROU asset in a similar economic environment.

Lease payments included in the measurement of the lease liability are comprised of:

•fixed payments, including in-substance fixed payments;

•variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•amounts expected to be payable under a residual value guarantee;

•the exercise price under a purchase option that the Company is reasonably certain to exercise;

•lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option;

•penalties for early termination of a lease unless the Company is reasonably certain not to terminate early; and

•restoration costs that will incur at the end of the lease term.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or a rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

Variable lease payments that do not depend on an index or a rate not included in the initial measurement of the ROU asset and lease liability are recognized as an expense in profit or loss in the period in which they are incurred.